Operating Segment Results - Schedule of Long-Lived Assets by Country (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Plant, property and equipment	$ 8,206	$ 8,428
U.S.
Segment Reporting Information [Line Items]
Plant, property and equipment	6,640	6,800
Canada
Segment Reporting Information [Line Items]
Plant, property and equipment	$ 1,566	$ 1,628